Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Long-Term Borrowings [Line Items]
Current portion		$ 8,781
Non-current portion	644,390	96,264
Car loans [Member]
Schedule of Long-Term Borrowings [Line Items]
Current portion		8,781
Non-current portion
Total long-term loans		8,781
Bank loans [Member]
Schedule of Long-Term Borrowings [Line Items]
Current portion
Non-current portion		96,264
Total long-term loans		96,264
Other loans [Member]
Schedule of Long-Term Borrowings [Line Items]
Current portion
Non-current portion	644,390
Total long-term loans	$ 644,390